245 Summer Street	Fidelity® Investments
Boston, MA 02210

January 18, 2018

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Charles Street Trust (the trust):
Fidelity Asset Manager 60% (the fund(s))
File No. 333-221863

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant
Marc Bryant
Secretary of the Trust